UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LaGrange Capital Administration, L.L.C.
Address: 570 Lexington Avenue
         27th Floor
         New York, New York  10022


Form 13F File Number: 028-11837

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank LaGrange Johnson
Title:            Managing Member
Phone:            (212) 993-7057


Signature, Place, and Date of Signing:

 /s/ Frank LaGrange Johnson          New York, NY                  11/13/2009
 --------------------------          ------------                  ----------
       [Signature]                   [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0
                                           ----------

Form 13F Information Table Entry Total:    66
                                           ----------

Form 13F Information Table Value Total:    130,402
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

COLUMN 1                       COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------                       --------      --------    -------- ---------------------  ----------  --------  ---------------------
                                                                     AMOUNT AND TYPE
                                                                       OF SECURITY
                                                          (000)   ---------------------
                               TITLE OF      CUSIP       MARKET   SHARES OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS         NUMBER      VALUE    PRN AMT    PRN   CALL  DESCRETION  MANAGERS   SOLE    SHARED  NONE
-----------------------------  --------     ----------   -------- ----------  ---  ----  ----------  -------- --------- ------  ----

AERCAP HOLDINGS NV             SHS           N00985106     2,636    290,625   SH             SOLE              290,625     0    -

ALLIANCE HEALTHCARE
  SERVICES INC                 COM NEW       018606202     3,791    669,823   SH             SOLE              669,823     0    -

ALLEGIANT TRAVEL CO            COM           01748X102     4,215    110,666   SH             SOLE              110,666     0    -

AMR CORP                       COM           001765106     6,785    853,400   SH             SOLE              853,400     0    -

AUTONATION INC                 COM           05329W102       229     12,686   SH             SOLE               12,686     0    -

AMERICAN AXLE & MFG HOLDINGS   COM           024061103     2,612    368,935   SH             SOLE              368,935     0    -

BELO CORPORATION-A             COM SER A     080555105     5,639  1,042,354   SH             SOLE            1,042,354     0    -

BUILDERS FIRSTSOURCE INC       COM           12008R107        44     10,000   SH             SOLE               10,000     0    -

CITIGROUP INC                  COM           172967101        68     14,000   SH             SOLE               14,000     0    -

CALIFORNIA COASTAL COMM INC    COM NEW       129915203       722    465,616   SH             SOLE              465,616     0    -

CEC ENTERTAINMENT INC          COM           125137109     1,950     75,396   SH             SOLE               75,396     0    -

CIT GROUP INC                  COM           125581108        79     65,000   SH             SOLE               65,000     0    -

COMCAST CORP-SPECIAL CL A      CL A SPL      20030N200     5,325    331,181   SH             SOLE              331,181     0    -

CPI CORP                       COM           125902106       161     12,875   SH             SOLE               12,875     0    -

COINSTAR INC                   COM           19259P300    11,437    346,771   SH             SOLE              346,771     0    -

DELTA AIR LINES INC            COM NEW       247361702     4,365    487,158   SH             SOLE              487,158     0    -

DANA HOLDING CORP              COM           235825205        76     11,100   SH             SOLE               11,100     0    -

DELL INC                       COM           24702R101       778     51,000   SH             SOLE               51,000     0    -

DOVER MOTORSPORTS INC          COM           260174107       760    506,556   SH             SOLE              506,556     0    -

EAGLE BULK SHIPPING INC        COM           Y2187A101     2,514    490,074   SH             SOLE              490,074     0    -

CALLAWAY GOLF COMPANY          COM           131193104     1,937    254,538   SH             SOLE              254,538     0    -

ELECTRONIC ARTS INC            COM           285512109     2,553    134,000   SH             SOLE              134,000     0    -

ENERGY XXI BERMUDA             COM SHS       G10082108        48     30,900   SH             SOLE               30,900     0    -

FORD MOTOR CO                  COM PAR       345370860     1,218    169,000   SH             SOLE              169,000     0    -
                               $0.01

FORTRESS INVESTMENT GRP-CL A   CL A          34958B106     3,019    580,555   SH             SOLE              580,555     0    -

FEDERATED INVESTORS INC-CL B   CL B          314211103     2,658    100,805   SH             SOLE              100,805     0    -

1-800-FLOWERS.COM INC-CL A     CL A          68243Q106       132     38,172   SH             SOLE               38,172     0    -

REDDY ICE HOLDINGS INC         COM           75734R105       415     76,291   SH             SOLE               76,291     0    -

1ST UNITED BANCORP INC         COM           33740N105       575    100,000   SH             SOLE              100,000     0    -

STEALTHGAS INC                 SHS           Y81669106       450     71,730   SH             SOLE               71,730     0    -

GENERAL ELECTRIC CO            COM           369604103     2,039    124,200   SH             SOLE              124,200     0    -

GENERAL MARITIME CORP          SHS           Y2693R101       856    110,601   SH             SOLE              110,601     0    -

GENERAL COMMUNICATION INC-A    CL A          369385109       490     71,457   SH             SOLE               71,457     0    -

HERCULES OFFSHORE INC          COM           427093109     3,902    794,724   SH             SOLE              794,724     0    -

HERTZ GLOBAL HOLDINGS INC      NOTE 5.25%    42805T105       188    125,000   PRN            SOLE              125,000     0    -
                               06/01/2014

ICONIX BRAND GROUP INC         COM           451055107       461     37,000   SH             SOLE               37,000     0    -

IDEATION ACQUISITION CORP      COM           451665103       590     74,911   SH             SOLE               74,911     0    -

JETBLUE AIRWAYS CORP           COM           477143101       251     41,900   SH             SOLE               41,900     0    -

US AIRWAYS GROUP INC           COM           90341W108     5,464  1,162,600   SH             SOLE            1,162,600     0    -

LEAP WIRELESS INTL INC         COM NEW       521863308     7,356    376,252   SH             SOLE              376,252     0    -

MOODYS CORP                    COM           615369105     4,777    233,500   SH             SOLE              233,500     0    -

MCMORAN EXPLORATION CO         COM           582411104     1,771    234,608   SH             SOLE              234,608     0    -

MAG SILVER CORP                COM           55903Q104     1,294    222,403   SH             SOLE              222,403     0    -

NAVIOS MARITIME HOLDINGS INC   COM           Y62196103     4,106    836,214   SH             SOLE              836,214     0    -

NUMEREX CORP -CL A             CL A          67053A102       147     31,810   SH             SOLE               31,810     0    -

METROPCS COMMUNICATIONS INC    COM           591708102     6,262    669,000   SH             SOLE              669,000     0    -

QWEST COMMUNICATIONS INTL      COM           749121109       271     71,000   SH             SOLE               71,000     0    -

CALL MCO JAN 22.50 01/16/2010  CALL          615369905        61        300   SH  CALL       SOLE                  300     0    -

PUT MCO JAN 12.50 01/16/2010   PUT           615369995        17        300   SH  PUT        SOLE                  300     0    -

CALL CSTR JAN 35.00 01/16/2010 CALL          19259P900        45        200   SH  CALL       SOLE                  200     0    -

CALL RIMM DEC 55.00 12/19/2009 CALL          760975902        72         50   SH  CALL       SOLE                   50     0    -

CALL LEAP APR 22.50 04/17/2010 CALL          521863908        46        150   SH  CALL       SOLE                  150     0    -

QUIXOTE CORP                   COM           749056107        50     20,000   SH             SOLE               20,000     0    -

SPRINT NEXTEL CORP             COM SER 1     852061100       514    130,000   SH             SOLE              130,000     0    -

SMITHFIELD FOODS INC           COM           832248108     1,035     75,000   SH             SOLE               75,000     0    -

ISTAR FINANCIAL INC            COM           45031U101       525    172,648   SH             SOLE              172,648     0    -

SEARS HOLDINGS CORP            COM           812350106       327      5,000   SH             SOLE                5,000     0    -

SAKS INC                       COM           79377W108       466     68,300   SH             SOLE               68,300     0    -

THQ INC                        COM NEW       872443403    1,299     189,909   SH             SOLE              189,909     0    -

TRONOX INC-CLASS B             COM CL B      897051207      269   1,282,135   SH             SOLE            1,282,135     0    -

TESORO CORP                    COM           881609101    2,639     176,200   SH             SOLE              176,200     0    -

TEXTRON INC                    NOTE 4.5%     883203101      163     100,000   PRN            SOLE              100,000     0    -
                               05/01/2013

UAL CORP                       COM NEW       902549807      675      73,256   SH             SOLE               73,256     0    -

VALASSIS COMMUNICATIONS INC    COM           918866104    7,606     425,415   SH             SOLE              425,415     0    -

VALERO ENERGY CORP             COM           91913Y100    2,938     151,525   SH             SOLE              151,525     0    -

WESTERN REFINING INC           COM           959319104    4,242     657,658   SH             SOLE              657,658     0    -
---------------------- ------------------- ------------------ ------------------ ------------------ ------------------ -------------

 Entry Total                66
 Value Total (x 1000)              130,402